Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net (loss) income	$ (12,653)	$ 115,777
Add items not affecting cash
Share-based compensation	5,088	4,145
Deferred income tax (benefit) expense	(1,063)	25,652
Foreign exchange loss (gain)	409	(196)
Investment loss from Joint Ventures	3,169	581
Fair value gain on Investment in Aqualung	(2,821)
Fair value gain on financial asset - FID	(3,757)	(1,880)
Gain on deconsolidation of subsidiaries		(164,099)
Amortization	812	905
Interest expense	26	44
Other	18
Net changes in non-cash working capital items:
Other current assets and receivables	(2,573)	(1,916)
Advances and deposits	5	(15)
Accounts payable and accrued liabilities	3,374	4,367
Net cash used in operating activities	(9,966)	(16,635)
Investing activities
Joint Venture capital contributions	(19,525)
Exploration and evaluation assets	(21)	(8,093)
Proceeds received from Equinor		30,000
Purchase of property, plant and equipment		(10)
Aqualung Carbon Capture pilot plant development		(39)
Change in restricted cash	(639)	(345)
Patents	(43)
Net cash (used in) provided by investing activities	(20,228)	21,513
Financing activities
Proceeds from issuance of shares	32,473	12,706
Exercise of options		466
Share issuance costs	(1,197)	(572)
Lease payments	(252)	(384)
Net cash provided by financing activities	31,024	12,216
Effect of exchange rates on cash	55	122
Net change in cash	885	17,216
Cash, beginning of period	31,177	11,690
Cash, end of period	32,062	28,906
Non Cash Investing Activities [Abstract]
Change in exploration and evaluation expenditures included in accounts payable		$ 1,148
Right of use asset additions	156
Change in share issuance costs included in accounts payable	31
Change in exercise of options included in accounts receivable	453
Change in proceeds from issuance of shares included in accounts receivable	$ 312